Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
	2019	2018
Domestic	$(10,595,457)	$(12,031,115)
Foreign	165,618	399,721
Net loss before provision for income taxes	$(10,429,839)	$(11,631,394)

	2019	2018
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(2,300,997)	(2,157,035)
State	(409,313)	(383,705)
Foreign	(3,676)	2,673
Change in valuation allowance	2,713,986	2,538,067
	$-	$-

Effective income tax reconcilation
	2019	2018

Tax benefit at statutory rate	$(2,071,322)	$(2,442,593)
Increase (reduction) in income taxes resulting from:
State income benefit, net of federal benefit	(291,082)	(343,257)
Non-deductible loss on warrant valuation adjustment	(47,810)	(11,629)
Income (loss) from foreign subsidiaries	(2,595)	6,699
Change in valuation allowance	2,713,986	2,538,067
Other	(301,177)	252,713
Income tax expense (benefit)	$-	$-

Schedule of deferred tax assets and liabilities
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$23,727,093	$21,320,935
Net operating loss carryforwards - foreign	20,227	16,551
Excess of tax basis over book value of
property and equipment	4,240	(2,229)
Excess of tax basis over book value
of intangible assets	73,705	146,943
Stock-based compensation	1,607,841	1,520,209
Accrued employee compensation	357,869	83,393
Capitalized equity costs	49,471	49,471
Inventory reserve	38,323	29,510
	25,878,769	23,164,783
Valuation allowance	(25,878,769)	(23,164,783)
Net deferred tax assets	$-	$-